Victory Integrity Mid-Cap Value Fund Average Annual Total Returns	12 Months Ended		60 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	17.88%	14.42%	14.42%	14.82%	14.82%
Russell Midcap® Value Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.05%		9.83%		9.78%
MCI [Member] | S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%		14.42%		14.82%
MCI [Member] | Russell Midcap® Value Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.05%		9.83%		9.78%
MCI [Member] | Member Class
Prospectus [Line Items]
Average Annual Return, Percent	10.44%		10.79%		10.38%
MCI [Member] | Member Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.39%		9.06%		9.06%
MCI [Member] | Member Class | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.95%		8.35%		8.25%